Deferred Revenue - Disclosure of deferred revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred revenue, beginning of year	$ 125,005	$ 426,157
Additions to deferred revenue during the year	7,524,411	187,535
Deposits returned	0	0
Revenue recognized from deferred revenue during the year	(1,134,704)	(488,687)
Deferred revenue, end of year	$ 6,514,712	$ 125,005